SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2022
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

NOTE 12:-SHAREHOLDERS’ EQUITY

a.	Treasury stock:

During the year ended December 31, 2014, the Company’s Board of Directors approved a share repurchase program to repurchase up to $3,000 of its ordinary shares (the “Share Repurchase Program”), which is the amount that the Company could repurchase under Israeli law without further approval from an Israeli court. During the eight years ended December 31, 2021, the Company received Israeli court approvals to purchase up to an additional $276,000 of its ordinary shares. In addition, in June 2022, the Company received court approval to purchase up to an additional $35,000 of its ordinary shares (the “Permitted Amount”). In January 2023, the Company received court approval to purchase up to an additional $25,000 of its ordinary shares (the “Permitted Amount”). The most recent court approvals also permit the Company to declare a dividend of any part of the Permitted Amount during the approved validity period. The current approval is valid through July 4, 2023.

As of December 31, 2022, pursuant to the Company’s Share Repurchase Program, the Company had repurchased a total of 32,309,899 of its ordinary shares at a total cost of $217,744 (of which 1,513,207 of its ordinary shares were repurchased during the year ended December 31, 2022 for aggregate consideration of $38,099).

b.	Cash Dividends:

On February 1, 2022, the Company declared a cash dividend of $0.18 per share. The dividend, which was in the aggregate amount of approximately $5.8 million, was paid on March 1, 2022 to all of the Company's shareholders of record as of February 15, 2022.

On August 2, 2022, the Company declared a cash dividend of $0.18 cents per share. The dividend, which was in the aggregate amount of approximately $5.7 million was paid on August 31, 2022 to all of the Company’s shareholders of record as of August 17, 2022. See Note 18 for cash dividends declared and paid subsequent to December 31, 2022.

c.	Employee and Non-Employee Share Option Plan:

In 2008, the Company’s Board of Directors approved the 2008 Equity Incentive Plan (as amended, the “Plan”) that became effective in January 2009. Under the Plan, options and RSUs may be granted to employees, officers, non-employee consultants and directors of the Company. As of December 31, 2022, the total number of shares authorized for future grant under the Plan is 2,290,337.

Options granted under the Plan expire seven years from the date of grant, and options that are forfeited or cancelled before expiration, become available for future grants.

NOTE 12:-SHAREHOLDERS’ EQUITY (Cont.)

The following is a summary of the Company’s stock option activity and related information for the year ended December 31, 2022:

			Weighted
			average
		Weighted	remaining
		average	contractual	Aggregate
	Amount	exercise	term (in	intrinsic
	of options	price	years)	value
Options outstanding at beginning of year	551,809	$8.88	2.91	$14,268
Changes during the year:
Granted	3,000	$23.99
Exercised	(189,841)	$5.56
Forfeited	(3,625)	$10.63

Options outstanding at end of year	361,343	$10.74	2.54	$2,786

Options exercisable at end of year	303,904	$9.61	3.85	$2,597

The weighted average grant-date fair value of options granted during the years ended December 31, 2022, 2021 and 2020 was $8.99, $10.64 and $8.55, per option, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company’s closing share price on the last trading day of the fiscal year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on the last trading day of the fiscal year. This amount changes based on the fair market value of the Company’s ordinary shares.

Total intrinsic value of options exercised in the years ended December 31, 2022, 2021 and 2020 was $2,878, $9,281 and $10,633, respectively.

NOTE 12:-SHAREHOLDERS’ EQUITY (Cont.)

The options for employees outstanding as of December 31, 2022 have been separated into ranges of exercise prices, as follows:

	Number of	Weighted		Number of
	options	average		options	Weighted
	outstanding	remaining	Weighted	exercisable	average
Range of	as of	contractual	average	as of	exercise price
exercise	December 31,	life (in	exercise	December 31,	of exercisable
price	2022	years)	price	2022	options
$3.54-4.35	9,125	0.38	$4.22	9,125	$4.22
$5.00-6.90	99,793	1.22	$6.86	99,793	$6.86
$7.08-10.66	120,550	2.54	$8.75	120,550	$8.75
$11.52-30.76	131,875	3.69	$15.94	74,436	$15.37

	361,343	2.54	$10.74	303,904	$9.61

The following is a summary of the Company’s RSU activity and related information for the year ended December 31, 2022:

		Weighted
	Number of	average grant
	shares	date fair value
RSUs outstanding at beginning of year	1,203,431	$27.60
Changes during the year:
Granted	544,686	$24.33
Vested	(513,695)	$23.51
Forfeited	(47,613)	$30.44

RSUs outstanding at end of year	1,186,809	$27.76

As of December 31, 2022, there was a total of $16,477 unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of 2.89 years.